Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 3,593	$ 4,884	$ 23,689	$ 43,999
General and administrative	4,786	2,835	3,473	18,639
Total operating expenses	8,379	7,719	27,162	62,638
Loss from operations	(8,379)	(7,719)	(27,162)	(62,638)
Other expense/(income), net:
Other expense, net			23	(17)
Interest income	(1,215)	(1)	(8)	(2,186)
Dividend income				(1,392)
Change in fair value of private placement warrants	(606)	177		724
Change in fair value of note payable		2,244	156	2,244	$ 200
Total other expense/(income), net	(23)	10	171	(2,075)
Loss before income taxes	(7,747)	(9,795)	(27,333)	(60,563)
Income tax benefit				0
Net loss before redeemable noncontrolling interest	(7,747)	(9,795)	(27,333)	(60,563)
Net loss attributable to redeemable noncontrolling interest		203	1,595	203
Net loss	(7,747)	(9,592)	(25,738)	(60,360)	$ (25,700)
Accretion of redeemable noncontrolling interest to redemption value		(203)	(6,652)	(7,220)
Deemed contribution from redeemable noncontrolling interest				9,212
Deemed dividend to redeemable noncontrolling interest				(10,875)
Net loss attributable to Class A Ordinary Shareholders of Zura	$ (730)	$ (9,795)	$ (32,390)	$ (69,243)
Net loss per share attributable to Class A Ordinary Shareholders of Zura, basic (in dollars per share)	$ (0.02)	$ (2.76)	$ (141.97)	$ (2.09)
Net loss per share attributable to Class A Ordinary Shareholders of Zura, diluted (in dollars per share)	$ (0.02)	$ (2.76)	$ (141.97)	$ (2.09)
Weighted-average Class A Ordinary Shares used in computing net loss per share attributable to Class A Ordinary Shareholders of Zura, basic (in shares)	46,914,542	3,551,906	228,148	33,064,036
Weighted-average Class A Ordinary Shares used in computing net loss per share attributable to Class A Ordinary Shareholders of Zura, diluted (in shares)	46,914,542	3,551,906	228,148	33,064,036